Lines of Credit and Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) line_of_credit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Credit facilities available and undrawn	$ 511,600,000			€ 426,600,000
Syndicated multi-currency term loan | €				€ 400,000,000
Commitment fee calculation basis on applicable margin, percent	35.00%
Commitment fee paid	$ 900,000	$ 1,000,000
Deferred finance costs	12,400,000	8,100,000
Interest expense on long-term debt	$ 43,600,000	35,800,000	$ 34,500,000
Minimum
Debt Instrument [Line Items]
Stated interest rate	0.40%			0.40%
Maximum
Debt Instrument [Line Items]
Stated interest rate	1.20%			1.20%
Syndicated Multi-Currency Revolving Credit Facility
Debt Instrument [Line Items]
Lines of credit	$ 0	$ 0
Four Credit Facilities
Debt Instrument [Line Items]
Credit facilities available and undrawn | €				€ 26,600,000
Number of lines of credit | line_of_credit	4
One Month
Debt Instrument [Line Items]
Interest period length	1 month
Two Months
Debt Instrument [Line Items]
Interest period length	2 months
Three Months
Debt Instrument [Line Items]
Interest period length	3 months
Six Months
Debt Instrument [Line Items]
Interest period length	6 months